EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 0.0%
	UNITED STATES — 0.0%
118	Hycroft Mining Holding Corp. *	$298
	TOTAL COMMON STOCKS
	(Cost $1,559,792)	298

Principal Amount[1]
	FIXED INCOME SECURITIES — 95.1%
	ARGENTINA — 1.6%
48,000,000	Argentina Treasury Bond BONCER 2.000%, 11/9/2026	903,783
	AUSTRALIA — 3.8%
1,000,000	BHP Billiton Finance Ltd. 5.625%, 10/22/2079[2,3]	1,088,039
1,000,000	Newcrest Finance Pty Ltd. 5.750%, 11/15/2041[4]	1,021,994
		2,110,033
	BRAZIL — 4.4%
13,500,000	Brazilian Government International Bond 10.250%, 1/10/2028	2,438,483
	CANADA — 3.8%
1,500,000	Bank of Nova Scotia 2.490%, 9/23/2024	1,083,126
1,500,000	Pembina Pipeline Corp. 3.310%, 2/1/2030[2]	1,031,458
		2,114,584
	CHILE — 4.3%
2,200,000,000	Bonos de la Tesoreria de la Republica en pesos 6.000%, 4/1/2033[4]	2,398,853
	COLOMBIA — 3.5%
8,150,000,000	Colombia Government International Bond 9.850%, 6/28/2027	1,957,480
	DOMINICAN REPUBLIC — 1.1%
37,000,000	Dominican Republic International Bond 9.750%, 6/5/2026	625,576

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	FRANCE — 2.3%
1,200,000	TotalEnergies S.E. 3.369% [2,3,5]	$1,280,357
	GERMANY — 4.5%
48,700,000	Kreditanstalt fuer Wiederaufbau 4.400%, 7/25/2025	2,470,262
	LUXEMBOURG — 4.3%
	European Investment Bank
24,500,000,000	5.750%, 1/24/2025	1,499,985
18,000,000	6.500%, 7/7/2027	886,822
		2,386,807
	MALTA — 1.6%
9,000,000	Gaming Innovation Group PLC 10.993% (Stockholm Interbank Offered Rates 3 Month + 725 basis points), 12/18/2026[2,6]	878,217
	MEXICO — 6.7%
17,850,000	America Movil S.A.B. de C.V. 9.500%, 1/27/2031[2]	895,805
	Mexican Bonos
15,000,000	5.750%, 3/5/2026	748,832
20,000,000	7.750%, 11/23/2034	936,979
21,000,000	Petroleos Mexicanos 7.190%, 9/12/2024	1,120,684
		3,702,300
	NORWAY — 7.4%
	Aker A.S.A.
4,000,000	6.600% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 190 basis points), 11/22/2024[2,6]	366,874
5,000,000	6.275%, 9/27/2027	473,441
5,000,000	City of Oslo Norway 1.320%, 2/16/2028	413,763
10,000,000	DNB Bank A.S.A. 7.000% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 230 basis points), 5/28/2030[2,6]	925,756
10,300,000	Hawk Infinity Software A.S. 11.230% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 650 basis points), 10/3/2028[2,6]	967,637

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	NORWAY (Continued)
10,000,000	NFH 240448 A.S. 14.010% (Oslo Bors Norway Interbank Offered Rate Fixing 3 Month + 925 basis points), 7/19/2027[2,4,6]	$923,386
		4,070,857
	PERU — 2.7%
5,400,000	Peruvian Government International Bond 5.940%, 2/12/2029	1,466,418
	PHILIPPINES — 9.8%
	Asian Development Bank
132,000,000	6.200%, 10/6/2026	1,562,540
100,000,000	6.150%, 2/25/2030	1,166,982
165,000,000	Philippine Government International Bond 6.250%, 1/14/2036	2,699,029
		5,428,551
	SINGAPORE — 4.0%
1,000,000	Housing & Development Board 2.320%, 1/24/2028	731,707
2,000,000	Singapore Government Bond 2.125%, 6/1/2026	1,473,180
		2,204,887
	SOUTH KOREA — 4.6%
	Export-Import Bank of Korea
35,500,000,000	7.250%, 12/7/2024	2,183,818
20,000,000	3.700%, 3/23/2026	331,879
		2,515,697
	SWEDEN — 1.6%
800,000	Betsson A.B. 10.200% (3-Month Euribor + 650 basis points), 6/23/2025[2,6]	895,671
	THAILAND — 2.5%
47,000,000	Thailand Government Bond 3.390%, 6/17/2037	1,407,930
	UNITED KINGDOM — 7.9%
1,000,000	BP Capital Markets PLC 3.250% [2,3,5]	1,064,496
190,000,000	European Bank for Reconstruction & Development 6.300%, 10/26/2027	2,239,583

EuroPac International Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2024 (Unaudited)

Principal Amount[1]		Value
	FIXED INCOME SECURITIES (Continued)
	UNITED KINGDOM (Continued)
1,000,000	Vodafone Group PLC 4.200%, 10/3/2078[2,3]	$1,073,055
		4,377,134
	UNITED STATES — 12.7%
41,500,000,000	Inter-American Development Bank 5.100%, 11/17/2026	2,485,457
	International Bank for Reconstruction & Development
75,000,000	6.000%, 1/16/2025	894,235
22,000,000	3.700%, 1/25/2026	367,803
2,000,000	9.750%, 1/21/2027	346,336
18,500,000,000	6.500%, 12/8/2027	1,142,074
36,000,000	International Finance Corp. 7.000%, 7/20/2027	1,785,895
		7,021,800
	TOTAL FIXED INCOME SECURITIES
	(Cost $56,131,936)	52,655,680

Number of Shares
	SHORT-TERM INVESTMENTS — 1.6%
910,246	Federated Hermes Treasury Obligations Fund - Institutional Class, 5.106% [7]	910,246
	Total Short-Term Investments
	(Cost $910,246)	910,246
	TOTAL INVESTMENTS — 96.7%
	(Cost $58,601,974)	53,566,224
	Other Assets in Excess of Liabilities — 3.3%	1,809,067
	TOTAL NET ASSETS — 100.0%	$55,375,291

PLC – Public Limited Company

*Non-income producing security.
[1]Local currency.
[2]Callable.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,344,233, which represents 7.85% of Net Assets.
[5]Perpetual security. Maturity date is not applicable.
[6]Floating rate security.
[7]The rate is the annualized seven-day yield at period end.